Financial instruments (Details 5) - Currency swap contract [member] ₨ in Thousands, $ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		$ 45,000		$ 50,000
Receivable | ₨	₨ 330,750		₨ 367,500
Less than 1 year [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		10,000		5,000
Receivable | ₨	73,500		36,750
One to two years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		10,000		10,000
Receivable | ₨	73,500		73,500
Two to three years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		10,000		10,000
Receivable | ₨	73,500		73,500
Three to four years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		10,000		10,000
Receivable | ₨	73,500		73,500
Four to five years [member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		5,000		10,000
Receivable | ₨	36,800		73,500
More than five years
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		$ 0		$ 5,000
Receivable | ₨	₨ 0		₨ 36,750